Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2016
Stock-Based Compensation
Schedule of restricted stock activity

Weighted
	Number	Average Grant
	of Shares	Date Fair Value
Unvested as of December 31, 2015	-	$-
Granted	77,037	24.41
Vested	(77,037)	24.41
Forfeited	-	-
Unvested as of September 30, 2016	-	$-

Schedule of PSU activity

Weighted
	Number	Average Grant
	of Shares	Date Fair Value
Unvested as of December 31, 2015	-	$-
Granted	115,566	24.41
Vested	-	-
Forfeited	-	-
Unvested as of September 30, 2016	115,566	$24.41

Schedule of RSU activity

Weighted
	Number	Average Grant
	of Shares	Date Fair Value
Unvested as of December 31, 2015	-	$-
Granted	5,379	24.41
Vested	-	-
Forfeited	-	-
Unvested as of September 30, 2016	5,379	$24.41